SHARE CAPITAL AND RESERVES (Details)							1 Months Ended	12 Months Ended
	Nov. 01, 2024 CAD ($) shares	Aug. 08, 2024 CAD ($) shares	Jul. 09, 2024 CAD ($) shares	Jun. 26, 2024 CAD ($) shares	Nov. 06, 2023 CAD ($) $ / shares shares	Nov. 02, 2023 CAD ($) shares	Aug. 31, 2022 USD ($)	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2024 CAD ($) Options shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 Options shares
Disclosure of classes of share capital [line items]
Gross proceeds from issuance of shares								$ 27,522,494				$ 78,986,588
Maximum aggregate gross proceeds							$ 100,000,000
Net proceeds								26,607,687				22,440,215
Issued pursuant to acquisition, Shares | shares			5,263,157
Issued pursuant to acquisition, Value			$ 20,000,000					20,000,000
Stock Issued pursuant to a legal claim settlement agreement, Shares | shares				370,000
Stock Issued pursuant to a legal claim settlement agreement, Value				$ 1,750,100
Number of stock options exercised									1,725,000		1,725,000		178,500		178,500
Weighted average exercise price of stock option exercised | $ / shares										$ 0.5				$ 0.74
Gross proceeds from stock options exercised								862,500				131,630
Share issuance costs paid								$ 924,657				$ 3,517,377
Purchase of Royalty shares | shares		300,000
Purchase of Royalty		$ 1,011,000
Exploration and evaluation assets
Disclosure of classes of share capital [line items]
Common shares issued | shares	69,583					39,762
Value of shares issued during the period	$ 215,707					$ 203,979
Prospectus supplement
Disclosure of classes of share capital [line items]
Number of shares issued | shares								5,857,242	5,857,242	5,857,242	5,857,242	3,552,224	3,552,224	3,552,224	3,552,224
Gross proceeds from issuance of shares								$ 27,522,494				$ 22,980,338
ATM program
Disclosure of classes of share capital [line items]
Number of shares issued | shares								5,857,242	5,857,242	5,857,242	5,857,242	3,552,224	3,552,224	3,552,224	3,552,224
Gross proceeds from issuance of shares								$ 27,522,494				$ 22,980,338
Price per share | $ / shares										$ 4.7				$ 6.47
Aggregate commission								914,807				$ 540,123
Total proceeds from issuance of shares								$ 51,798,893	$ 51,798,893	$ 51,798,893	$ 51,798,893
Bought-deal prospectus offering
Disclosure of classes of share capital [line items]
Gross proceeds from issuance of shares					$ 56,006,250
Price per share | $ / shares					$ 7.25
Shares issued (in shares) | shares					7,725,000
Share issuance costs paid					$ 2,977,254
Amount paid to underwriters					2,357,908
Premium received on flow-through shares issued					$ 15,295,500